Sales of Goods	12 Months Ended
Dec. 31, 2021
Disclosure of revenue [text block] [Abstract]
Sales of goods
19.	Sales of goods

This caption is made up as follows:

	As of December 31, 2021
	Cement	Concrete and mortar	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,534,867	213,565	36,055	-	-	-	1,784,487
Sale of construction supplies	-	-	-	-	113,905	-	113,905
Sale of quicklime	-	-	-	39,141	-	-	39,141
Sale of other	-	-	-	-	-	234	234

	1,534,867	213,565	36,055	39,141	113,905	234	1,937,767

Moment of the revenue recognition
Goods transferred at a point in time	1,534,867	213,565	36,055	39,141	113,905	234	1,937,767

	As of December 31, 2020
	Cement	Concrete and mortar	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,023,907	126,135	35,144	-	-	-	1,185,186
Sale of construction supplies	-	-	-	-	78,192	-	78,192
Sale of quicklime	-	-	-	32,473	-	-	32,473
Sale of other	-	-	-	-	-	483	483
	1,023,907	126,135	35,144	32,473	78,192	483	1,296,334
Moment of the revenue recognition
Goods transferred at a point in time	1,023,907	126,135	35,144	32,473	78,192	483	1,296,334

	As of December 31, 2019
	Cement	Concrete and mortar	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,065,857	200,417	25,909	-	-	-	1,292,183
Sale of construction supplies	-	-	-	-	64,076	-	64,076
Sale of quicklime	-	-	-	36,109	-	-	36,109
Sale of other	-	-	-	-	-	333	333
	1,065,857	200,417	25,909	36,109	64,076	333	1,392,701
Moment of the revenue recognition
Goods transferred at a point in time	1,065,857	200,417	25,909	36,109	64,076	333	1,392,701

For all segments, performance obligations are met at the time of delivery of the goods and the terms of payment are usually between 30 and 90 days from the date of dispatch.